OPERATING LEASES (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Vessels	Dec. 31, 2010 Vessels	Jan. 31, 2012 Subsequent event	Dec. 31, 2011 Time charters Vessels
Minimum contractual future revenues to be received:
2012							$ 388,742,000
2013							342,076,000
2014							352,200,000
2015							273,964,000
2016							257,510,000
2017 and thereafter							932,114,000
Total							2,546,606,000	[1]
Duration of charter hire extension						5 years
Number of time charter vessels in which operating costs are borne by the charterer on a pass through basis							1
Property and equipment, gross				1,878,000,000	1,776,000,000
Accumulated depreciation				392,000,000	297,000,000
Future minimum payments under non-cancellable operating leases:
2012	735,000
2013	342,000
Total minimum lease payments	1,077,000
Total rental expense for operating leases	$ 1,000,000	$ 12,100,000	$ 19,900,000

[1]	This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter. The amendment to the charter was effected in January 2012.